12. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Tables
Schedule of deferred tax asset

The components of the Company's deferred tax asset as of December 31, 2013 and 2012 is as follows:

	Since Inception to December 31, 2013	Since Inception to December 31, 2012
Net operating loss carry forward	$1,215,458	$483,525
Valuation allowance	(1,215,458)	(483,525)
Net deferred tax asset	$--	$--

Schedule of reconciliation of income taxes

A reconciliation of income taxes computed at the statutory rate to the income tax amount recorded is as follows:

	As of December 31, 2013	As of December 31, 2012
Tax at statutory rate (35%)	$706,472	$241,239
Increase in valuation allowance	(706,472)	(241,239)
Net deferred tax asset	$--	$--